Consolidated Statements of Shareholders' Equity Attributable to Johnson Controls Ordinary Shareholders (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash dividends common, per share	$ 1.16	$ 1.04	$ 0.88
Retained Earnings
Cash dividends common, per share	$ 1.16	$ 1.04	$ 0.88